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| For Internal Use Only<br>Sec File No. 9- | Submit 1 Original<br>and 4 copies | OMB APPROVAL<br>OMB Number: 3235-0504<br>Expires July 31, 2004<br>Estimated average burden<br>hours per response. . 2.00 |
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SECURITIES AND EXCHANGE COMMISSION
RECEIVED
JUL 17 2013
DIVISION OF TRADING & MARKETS

[redacted]

13035157

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

**Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934**

## READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

**Part I — Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
**EDGX Exchange, Inc.**

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
**BlackRock Fund Advisors**

3. Class of New Derivative Securities Product:
**Investment Company Unit**

4. Name of Underlying Instrument:

**IBDA: Barclays 2016 Maturity Corporate Index**
**IBDB: Barclays 2018 Maturity Corporate Index**
**IBDC: Barclays 2020 Maturity Corporate Index**
**IBDD: Barclays 2023 Maturity Corporate Index**

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
**The 4 indexes referred to in item 4 above are Broad-Based**

6. Ticker Symbol(s) of New Derivative Securities Product:
**IBDA**
**IBDB**
**IBDC**
**IBDD**

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:

**IBDA: AMEX, ARCA, NASDAQ, NYSE**
**IBDB: AMEX, ARCA, NASDAQ, NYSE**
**IBDC: AMEX, ARCA, NASDAQ, NYSE**
**IBDD: AMEX, ARCA, NASDAQ, NYSE**

***(Please note, underlying components may trade on additional exchanges in countries / regions not mentioned here.)***

8. Settlement Methodology of New Derivative Securities Product:
**T+3, Physical Settlement**

9. Position Limits of New Derivative Securities Product (if applicable):
**Not Applicable**

**Part II — Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

| | |
|---|---|
| Name of Official Responsible for Form: | Jeffrey S. Rosenstrock |
| Title: | Genera[l] |
| Telephone Number: | 201-942- |
| Manual Signature of Official Responsible for Form: | |
| Date: | July 15, 2013 |

| | |
|---|---|
| Act | Securities Exchange Act of 1934 |
| Section | 19b-4 |
| Rule | 19b-4(e) |
| Public Availability: | JUL 17 2013 |